Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Sep. 30, 2022	Dec. 31, 2021	Sep. 14, 2021
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.13	10.1	10
Measurement Input, Share Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.85	9.81	9.56
Measurement Input, Exercise Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.5	11.5	11.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.2	0.27	1
Measurement Input, Risk Free Interest Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.01	1.32	0.94
Measurement Input, Price Volatility [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.46	9.88	15.71
Measurement Input, Expected Term [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.21	5.69	6
Measurement Input, Dividend Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Measurement Input Warrant to Buy Share [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.06	0.5058	0.8873